Distribution and Selling Expenses - Schedule of Distribution and Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution and Selling Expenses [Abstract]
Outsourced service fee	$ 4,277,941	$ 855,518	$ 58,942
Amortization of trademark use rights	3,447,188	1,795,279
Others	292	1,107	39
Total	$ 7,725,421	$ 2,651,904	$ 58,981